Income Tax (Details) - Schedule of Major Components of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current income tax charge	$ 654,991	$ 892,937	$ 343,275
Deferred income tax
Relating to origination and reversal of temporary differences			(3,272)
Income tax expense reported in the consolidated statement of comprehensive income	$ 654,991	$ 892,937	$ 340,003